DEBT - Narrative (Details) $ in Thousands							1 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) vessel	Jun. 28, 2023 USD ($)	Mar. 22, 2023 USD ($)	Jan. 01, 2023	Nov. 10, 2022 USD ($) special_purpose_vehicle	Feb. 17, 2022 USD ($) vessel	Jan. 26, 2022 USD ($) [1]	Jun. 30, 2022 USD ($) [1]	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Debt repayment							$ 498,832	$ 24,862	$ 144,828
Number of vessels converted | vessel	5
Senior Secured Sustainability Term Loan | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on debt						2.75%
Term Loan Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on debt					2.00%
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit
Debt Instrument [Line Items]
Number of vessels refinanced | vessel						6
Debt instrument, face amount						$ 570,000
Debt repayment			$ 88,000
Increase in face amount		$ 70,000
Line of credit	$ 504,400								504,400
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on debt		2.25%				2.75%
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread on debt				0.05%
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread on debt				0.05%
Secured Debt | Term Loan Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount					$ 520,000
Line of credit	$ 481,300								$ 481,300
Number of SPVs securing debt | special_purpose_vehicle					4

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.